Consolidated Balance Sheets (Parenthetical) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Allowance for credit loss		$ 291,000	$ 799,000
Redeemable convertible preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Redeemable convertible preferred, authorized (in shares)		30,000,000	125,405,000
Redeemable convertible preferred, issued (in shares)		0	124,979,000
Redeemable convertible preferred, outstanding (in shares)	[1]	0	124,979,000
Redeemable convertible preferred liquidation preference		$ 0	$ 166,131,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, authorized (in shares)		640,000,000	230,680,000
Common stock, issued (in shares)		250,173,000	38,981,000
Common stock, outstanding (in shares)		250,173,000	38,981,000

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 4.1193 established in the Merger as described in Note 3.